UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Fifty®

September 30, 2007

1.808769.103

FIF-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 22.1%
Auto Components - 1.2%
WABCO Holdings, Inc.	439,200	$ 20,532,600
Automobiles - 1.6%
Renault SA	188,103	27,258,028
Diversified Consumer Services - 4.4%
DeVry, Inc.	833,855	30,860,974
Weight Watchers International, Inc.	773,606	44,528,761
		75,389,735
Household Durables - 5.4%
Harman International Industries, Inc.	1,063,241	91,991,611
Media - 9.5%
The Walt Disney Co.	2,200,700	75,682,073
Time Warner, Inc.	4,698,400	86,262,624
		161,944,697
TOTAL CONSUMER DISCRETIONARY		377,116,671
CONSUMER STAPLES - 3.0%
Beverages - 3.0%
Molson Coors Brewing Co. Class B	514,300	51,260,281
ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Diamond Offshore Drilling, Inc.	900	101,961
Oil, Gas & Consumable Fuels - 1.0%
EOG Resources, Inc.	230,400	16,664,832
TOTAL ENERGY		16,766,793
FINANCIALS - 4.1%
Capital Markets - 2.0%
EFG International	707,260	33,292,830
Goldman Sachs Group, Inc.	700	151,718
		33,444,548
Diversified Financial Services - 0.8%
Apollo Global Management LLC (e)	532,100	13,302,500
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.3%
Indiabulls Real Estate Ltd. (a)	1,312,396	$ 22,670,764
The St. Joe Co.	2,600	87,386
		22,758,150
TOTAL FINANCIALS		69,505,198
HEALTH CARE - 1.6%
Biotechnology - 0.0%
Cepheid, Inc. (a)	7,900	180,120
Health Care Equipment & Supplies - 0.0%
C.R. Bard, Inc.	1,800	158,742
Health Care Technology - 1.6%
Health Corp. (a)(d)	1,980,191	28,059,306
TOTAL HEALTH CARE		28,398,168
INDUSTRIALS - 20.2%
Airlines - 1.4%
Delta Air Lines, Inc. (a)	1,286,117	23,085,800
Commercial Services & Supplies - 0.9%
Waste Management, Inc.	429,400	16,205,556
Electrical Equipment - 11.6%
ABB Ltd. sponsored ADR	1,593,100	41,787,013
Alstom SA	348,100	70,770,408
Nexans SA	200,900	33,045,860
Prysmian SpA	1,864,423	53,120,171
		198,723,452
Machinery - 2.9%
Flowserve Corp.	521,800	39,750,724
Sulzer AG (Reg.)	6,592	9,456,376
		49,207,100
Marine - 0.0%
Diana Shipping, Inc.	7,300	208,050
Road & Rail - 3.4%
CSX Corp.	189,200	8,084,516
Hertz Global Holdings, Inc.	2,169,000	49,279,680
		57,364,196
TOTAL INDUSTRIALS		344,794,154
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 9.2%
Cisco Systems, Inc. (a)	1,480,500	$ 49,019,355
Juniper Networks, Inc. (a)	977,455	35,784,628
Opnext, Inc.	1,568,365	18,193,034
Powerwave Technologies, Inc. (a)(d)	2,722,800	16,772,448
Research In Motion Ltd. (a)	375,100	36,966,107
		156,735,572
Computers & Peripherals - 3.9%
Network Appliance, Inc. (a)	307,200	8,266,752
SanDisk Corp. (a)	764,725	42,136,348
Sun Microsystems, Inc. (a)	2,810,840	15,768,812
		66,171,912
Electronic Equipment & Instruments - 3.8%
Agilent Technologies, Inc. (a)	1,777,800	65,565,264
IT Services - 1.5%
Fiserv, Inc. (a)	172,600	8,778,436
The Western Union Co.	842,600	17,669,322
		26,447,758
Software - 10.3%
Electronic Arts, Inc. (a)	1,194,952	66,905,362
NAVTEQ Corp. (a)	1,400,790	109,219,596
		176,124,958
TOTAL INFORMATION TECHNOLOGY		491,045,464
MATERIALS - 2.1%
Construction Materials - 1.1%
Texas Industries, Inc. (d)	225,600	17,709,600
Metals & Mining - 1.0%
ArcelorMittal SA (NY Shares) Class A	225,600	17,678,016
TOTAL MATERIALS		35,387,616
TELECOMMUNICATION SERVICES - 13.1%
Diversified Telecommunication Services - 10.2%
AT&T, Inc.	2,978,134	126,004,851
Global Crossing Ltd. (a)	1,510,000	31,830,800
Level 3 Communications, Inc. (a)(d)	3,530,300	16,415,895
		174,251,546
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.9%
American Tower Corp. Class A (a)	1,162,000	$ 50,593,480
TOTAL TELECOMMUNICATION SERVICES		224,845,026
TOTAL COMMON STOCKS (Cost $1,428,040,816)		1,639,119,371
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 5.12% (b)	53,235,506	53,235,506
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	22,937,250	22,937,250
TOTAL MONEY MARKET FUNDS (Cost $76,172,756)		76,172,756
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,504,213,572)		1,715,292,127
NET OTHER ASSETS - (0.4)%		(6,382,592)
NET ASSETS - 100%		$ 1,708,909,535
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,302,500 or 0.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 284,656
Fidelity Securities Lending Cash Central Fund	13,198
Total	$ 297,854
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,511,865,817. Net unrealized appreciation aggregated $203,426,310, of which $258,887,389 related to appreciated investment securities and $55,461,079 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

September 30, 2007

1.808776.103

FID-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.3%
General Motors Corp. (d)	705,800	$ 25,903
Hotels, Restaurants & Leisure - 1.9%
McDonald's Corp.	1,548,400	84,341
Starwood Hotels & Resorts Worldwide, Inc.	443,000	26,912
Vail Resorts, Inc. (a)	500,300	31,164
		142,417
Media - 2.8%
Liberty Global, Inc. Class A (a)	575,000	23,587
McGraw-Hill Companies, Inc.	1,988,400	101,229
Regal Entertainment Group Class A (d)	1,354,628	29,734
Time Warner, Inc.	3,064,400	56,262
		210,812
Multiline Retail - 0.5%
Macy's, Inc.	723,400	23,380
Sears Holdings Corp. (a)	128,800	16,383
		39,763
Specialty Retail - 1.1%
AutoZone, Inc. (a)(d)	212,700	24,703
PETsMART, Inc.	1,093,451	34,881
Staples, Inc.	1,321,650	28,402
		87,986
TOTAL CONSUMER DISCRETIONARY		506,881
CONSUMER STAPLES - 7.5%
Beverages - 1.2%
PepsiCo, Inc.	1,203,090	88,138
Food & Staples Retailing - 0.3%
Rite Aid Corp. (a)(d)	5,569,100	25,729
Food Products - 2.8%
Bunge Ltd.	745,400	80,093
Kellogg Co.	380,600	21,314
Lindt & Spruengli AG (participation certificate) (d)	12,834	44,638
Nestle SA (Reg.)	142,841	63,936
Tyson Foods, Inc. Class A	139,900	2,497
		212,478
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.8%
Colgate-Palmolive Co.	428,100	$ 30,532
Procter & Gamble Co.	1,498,744	105,422
		135,954
Tobacco - 1.4%
Altria Group, Inc.	1,552,000	107,911
TOTAL CONSUMER STAPLES		570,210
ENERGY - 11.3%
Energy Equipment & Services - 2.6%
Schlumberger Ltd. (NY Shares)	1,545,900	162,320
Transocean, Inc. (a)	291,500	32,954
		195,274
Oil, Gas & Consumable Fuels - 8.7%
Canadian Natural Resources Ltd.	272,200	20,681
Chesapeake Energy Corp.	1,137,800	40,119
Denbury Resources, Inc. (a)	170,300	7,611
Devon Energy Corp.	169,800	14,127
Energy Transfer Partners Mlp	121,500	5,935
EOG Resources, Inc.	481,100	34,798
Exxon Mobil Corp.	1,755,400	162,480
Marathon Oil Corp.	1,634,100	93,176
Occidental Petroleum Corp.	1,125,400	72,116
Peabody Energy Corp.	434,800	20,814
Ultra Petroleum Corp. (a)	541,079	33,569
Valero Energy Corp.	1,998,900	134,286
Williams Companies, Inc.	823,700	28,055
		667,767
TOTAL ENERGY		863,041
FINANCIALS - 17.9%
Capital Markets - 4.9%
Bank New York Mellon Corp.	789,100	34,831
Goldman Sachs Group, Inc.	393,500	85,287
Julius Baer Holding AG (Bearer)	661,199	49,442
Lazard Ltd. Class A	580,300	24,605
Merrill Lynch & Co., Inc.	198,800	14,170
Morgan Stanley	472,600	29,774
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	1,371,000	$ 93,447
T. Rowe Price Group, Inc.	719,400	40,063
		371,619
Commercial Banks - 1.3%
First Community Bancorp, California	67,300	3,682
PNC Financial Services Group, Inc.	263,700	17,958
Wells Fargo & Co.	2,243,100	79,899
		101,539
Consumer Finance - 1.5%
American Express Co.	1,912,892	113,568
Diversified Financial Services - 3.2%
Bank of America Corp.	2,391,565	120,224
Citigroup, Inc.	1,631,600	76,147
Deutsche Boerse AG	372,700	50,755
		247,126
Insurance - 4.6%
AFLAC, Inc.	445,400	25,406
American International Group, Inc.	1,303,700	88,195
Berkshire Hathaway, Inc. Class A (a)	301	35,672
Hartford Financial Services Group, Inc.	592,500	54,836
MetLife, Inc.	627,600	43,763
Principal Financial Group, Inc.	515,900	32,548
Prudential Financial, Inc.	330,200	32,221
Willis Group Holdings Ltd.	850,400	34,815
		347,456
Real Estate Management & Development - 1.4%
Mitsubishi Estate Co. Ltd.	1,718,000	48,956
Mitsui Fudosan Co. Ltd.	2,195,000	60,593
		109,549
Thrifts & Mortgage Finance - 1.0%
Fannie Mae	1,211,500	73,671
TOTAL FINANCIALS		1,364,528
HEALTH CARE - 11.5%
Biotechnology - 2.1%
Celgene Corp. (a)	603,400	43,028
Cephalon, Inc. (a)	232,700	17,001
CSL Ltd.	616,700	58,744
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	919,000	$ 37,560
PDL BioPharma, Inc. (a)	296,600	6,410
		162,743
Health Care Equipment & Supplies - 3.8%
Becton, Dickinson & Co.	1,795,900	147,354
C.R. Bard, Inc.	1,300,800	114,718
Sonova Holding AG	245,849	24,666
		286,738
Health Care Providers & Services - 0.4%
Medco Health Solutions, Inc. (a)	320,000	28,925
Health Care Technology - 0.2%
Cerner Corp. (a)	268,000	16,029
Pharmaceuticals - 5.0%
Allergan, Inc.	574,300	37,025
Elan Corp. PLC sponsored ADR (a)	1,954,296	41,118
Merck & Co., Inc.	1,706,300	88,199
Roche Holding AG (participation certificate)	614,985	111,066
Schering-Plough Corp.	1,069,700	33,835
Wyeth	1,619,140	72,133
		383,376
TOTAL HEALTH CARE		877,811
INDUSTRIALS - 12.4%
Aerospace & Defense - 6.6%
General Dynamics Corp.	884,800	74,739
Goodrich Corp.	489,600	33,405
Hexcel Corp. (a)(d)	1,161,300	26,373
Honeywell International, Inc.	2,369,600	140,920
Lockheed Martin Corp.	917,430	99,532
Raytheon Co.	412,300	26,313
Rockwell Collins, Inc.	107,400	7,844
Rolls-Royce Group PLC (a)	2,004,821	21,435
The Boeing Co.	710,300	74,574
		505,135
Air Freight & Logistics - 0.4%
Panalpina Welttransport Holding AG	186,110	31,014
Airlines - 0.3%
Delta Air Lines, Inc. (a)	1,238,700	22,235
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.7%
Stericycle, Inc. (a)	461,400	$ 26,374
The Brink's Co.	406,600	22,721
		49,095
Construction & Engineering - 0.8%
Fluor Corp.	292,300	42,085
Quanta Services, Inc. (a)	677,100	17,909
		59,994
Electrical Equipment - 1.7%
ABB Ltd. (Reg.)	2,615,453	68,883
Alstom SA	204,300	41,535
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	538,400	21,482
		131,900
Industrial Conglomerates - 1.6%
General Electric Co.	2,429,326	100,574
Siemens AG sponsored ADR	170,200	23,360
		123,934
Machinery - 0.3%
Sulzer AG (Reg.)	14,241	20,429
TOTAL INDUSTRIALS		943,736
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	5,180,276	171,519
Harris Corp.	633,900	36,633
Research In Motion Ltd. (a)	83,000	8,180
		216,332
Computers & Peripherals - 4.1%
Apple, Inc. (a)	816,900	125,427
Hewlett-Packard Co.	1,701,500	84,718
NCR Corp. (a)	1,289,821	64,233
SanDisk Corp. (a)	355,600	19,594
Sun Microsystems, Inc. (a)	3,797,100	21,302
		315,274
Electronic Equipment & Instruments - 1.2%
Amphenol Corp. Class A	2,309,800	91,838
Internet Software & Services - 3.1%
Google, Inc. Class A (sub. vtg.) (a)	414,285	235,011
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.2%
Cognizant Technology Solutions Corp. Class A (a)	165,400	$ 13,194
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	2,442,400	32,240
Applied Materials, Inc.	2,086,400	43,188
Broadcom Corp. Class A (a)	1,407,621	51,294
Fairchild Semiconductor International, Inc. (a)	661,800	12,362
Infineon Technologies AG sponsored ADR (a)	2,849,100	48,948
Intel Corp.	2,068,000	53,478
Nec Electronics Corp. (a)	624,300	17,932
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,720,759	17,414
		276,856
Software - 3.2%
Nintendo Co. Ltd.	387,700	201,139
VMware, Inc. Class A	494,800	42,058
		243,197
TOTAL INFORMATION TECHNOLOGY		1,391,702
MATERIALS - 6.4%
Chemicals - 5.7%
Agrium, Inc.	747,700	40,734
Ecolab, Inc.	1,062,900	50,169
Monsanto Co.	3,116,854	267,238
Praxair, Inc.	878,222	73,560
		431,701
Metals & Mining - 0.7%
ArcelorMittal SA (NY Shares) Class A	303,100	23,751
Barrick Gold Corp.	494,500	19,865
Newcrest Mining Ltd.	523,657	13,017
		56,633
TOTAL MATERIALS		488,334
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	3,126,495	132,282
Verizon Communications, Inc.	4,215,500	186,662
		318,944
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.1%
Electric Utilities - 1.6%
E.ON AG	254,467	$ 46,850
Entergy Corp.	328,900	35,617
PPL Corp.	412,700	19,108
Reliant Energy, Inc. (a)	757,800	19,400
		120,975
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	372,900	7,473
Constellation Energy Group, Inc.	406,000	34,831
Dynegy, Inc. Class A (a)	3,835,000	35,435
NRG Energy, Inc. (a)	839,000	35,481
		113,220
TOTAL UTILITIES		234,195
TOTAL COMMON STOCKS (Cost $5,786,032)		7,559,382
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche AG	10,501	22,308
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,429)		22,308
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 5.12% (b)	44,937,248	44,937
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	67,361,425	67,361
TOTAL MONEY MARKET FUNDS (Cost $112,298)		112,298
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $5,917,759)		7,693,988
NET OTHER ASSETS - (0.9)%		(72,383)
NET ASSETS - 100%		$ 7,621,605
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 651
Fidelity Securities Lending Cash Central Fund	54
Total	$ 705
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,923,538,000. Net unrealized appreciation aggregated $1,770,450,000, of which $1,858,762,000 related to appreciated investment securities and $88,312,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

(formerly Fidelity Discovery Fund)

September 30, 2007

1.808775.103

CII-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.1%
Distributors - 0.1%
Li & Fung Ltd.	300,000	$ 1,274
Hotels, Restaurants & Leisure - 1.5%
BJ's Restaurants, Inc. (a)	169,700	3,572
McDonald's Corp.	161,500	8,797
Starbucks Corp. (a)	151,400	3,967
		16,336
Household Durables - 1.3%
Tele Atlas NV (a)	24,100	701
TomTom Group BV (a)(d)	182,100	14,155
		14,856
Leisure Equipment & Products - 0.1%
Nikon Corp.	43,000	1,469
Media - 0.1%
National CineMedia, Inc.	51,100	1,145
Specialty Retail - 0.0%
PETsMART, Inc.	200	6
TOTAL CONSUMER DISCRETIONARY		35,086
CONSUMER STAPLES - 5.5%
Beverages - 0.5%
PepsiCo, Inc.	71,900	5,267
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	184,400	7,308
Walgreen Co.	122,600	5,792
		13,100
Food Products - 0.9%
Nestle SA sponsored ADR	96,000	10,742
Household Products - 2.9%
Colgate-Palmolive Co.	67,400	4,807
Procter & Gamble Co.	397,400	27,953
		32,760
TOTAL CONSUMER STAPLES		61,869
ENERGY - 10.0%
Energy Equipment & Services - 4.4%
Cameron International Corp. (a)	28,800	2,658
FMC Technologies, Inc. (a)	47,600	2,745
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	37,300	$ 5,390
Schlumberger Ltd. (NY Shares)	369,400	38,787
		49,580
Oil, Gas & Consumable Fuels - 5.6%
Canadian Natural Resources Ltd.	82,200	6,245
Chesapeake Energy Corp.	159,500	5,624
Copano Energy LLC	15,800	580
Denbury Resources, Inc. (a)	75,000	3,352
EnCana Corp.	28,600	1,769
Enterprise Products Partners LP	49,500	1,497
EOG Resources, Inc.	112,900	8,166
Gazprom OAO sponsored ADR	129,100	5,680
Petroplus Holdings AG	17,584	1,551
Ultra Petroleum Corp. (a)	73,600	4,566
Valero Energy Corp.	163,900	11,011
Williams Companies, Inc.	337,700	11,502
Williams Partners LP	14,300	591
		62,134
TOTAL ENERGY		111,714
FINANCIALS - 7.1%
Capital Markets - 3.6%
Charles Schwab Corp.	670,900	14,491
Goldman Sachs Group, Inc.	53,100	11,509
Janus Capital Group, Inc.	143,100	4,047
Northern Trust Corp.	54,800	3,632
T. Rowe Price Group, Inc.	121,300	6,755
		40,434
Commercial Banks - 1.7%
Commerce Bancorp, Inc.	461,334	17,891
East West Bancorp, Inc.	30,200	1,086
		18,977
Diversified Financial Services - 0.2%
CME Group, Inc.	3,800	2,232
Insurance - 1.6%
AFLAC, Inc.	77,780	4,437
AMBAC Financial Group, Inc.	69,800	4,391
American International Group, Inc.	61,419	4,155
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MBIA, Inc.	63,600	$ 3,883
Willis Group Holdings Ltd.	30,800	1,261
		18,127
TOTAL FINANCIALS		79,770
HEALTH CARE - 9.9%
Biotechnology - 3.4%
Acorda Therapeutics, Inc. (a)	124,300	2,281
Altus Pharmaceuticals, Inc. (a)	108,900	1,142
Biogen Idec, Inc. (a)	252,300	16,735
CSL Ltd.	73,933	7,043
Genentech, Inc. (a)	45,100	3,519
Gilead Sciences, Inc. (a)	173,498	7,091
		37,811
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	32,900	4,735
ArthroCare Corp. (a)	43,412	2,426
Becton, Dickinson & Co.	81,800	6,712
C.R. Bard, Inc.	56,577	4,990
Cochlear Ltd.	34,676	2,400
DENTSPLY International, Inc.	90,900	3,785
Inverness Medical Innovations, Inc. (a)	13,600	752
Sirona Dental Systems, Inc. (a)	53,402	1,905
		27,705
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc.	26,600	1,059
Henry Schein, Inc. (a)	112,700	6,857
Medco Health Solutions, Inc. (a)	42,800	3,869
VCA Antech, Inc. (a)	13,300	555
		12,340
Life Sciences Tools & Services - 0.8%
Covance, Inc. (a)(d)	106,500	8,296
Waters Corp. (a)	8,700	582
		8,878
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.1%
Allergan, Inc.	102,200	$ 6,589
Merck & Co., Inc.	326,000	16,851
		23,440
TOTAL HEALTH CARE		110,174
INDUSTRIALS - 12.5%
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	10,100	548
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	20,700	859
Commercial Services & Supplies - 0.1%
Equifax, Inc.	22,800	869
Construction & Engineering - 3.4%
Fluor Corp.	73,800	10,626
Foster Wheeler Ltd. (a)	40,600	5,330
Jacobs Engineering Group, Inc. (a)	75,694	5,721
KBR, Inc.	142,700	5,532
Shaw Group, Inc. (a)	187,500	10,894
		38,103
Electrical Equipment - 5.8%
ABB Ltd. sponsored ADR	1,501,700	39,390
Alstom SA	30,200	6,140
Gamesa Corporacion Tecnologica, SA	13,300	543
GrafTech International Ltd. (a)	151,400	2,701
Q-Cells AG (a)	85,600	8,752
Vestas Wind Systems AS (a)	91,400	7,221
		64,747
Industrial Conglomerates - 2.6%
McDermott International, Inc. (a)	532,600	28,803
Machinery - 0.5%
Eaton Corp.	5,600	555
Harsco Corp.	11,700	693
IDEX Corp.	7,650	278
Sulzer AG (Reg.)	3,065	4,397
		5,923
TOTAL INDUSTRIALS		139,852
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 41.5%
Communications Equipment - 11.8%
Cisco Systems, Inc. (a)	1,219,700	$ 40,384
Corning, Inc.	729,700	17,987
Harris Corp.	73,900	4,271
Nice Systems Ltd. sponsored ADR (a)	134,400	4,817
Nokia Corp. sponsored ADR	713,900	27,078
Polycom, Inc. (a)	118,800	3,191
Research In Motion Ltd. (a)	345,700	34,069
		131,797
Computers & Peripherals - 7.0%
Dell, Inc. (a)	453,300	12,511
Diebold, Inc.	58,200	2,643
EMC Corp. (a)	3,025,100	62,924
		78,078
Electronic Equipment & Instruments - 0.1%
Amphenol Corp. Class A	37,900	1,507
Itron, Inc. (a)	3,400	316
		1,823
Internet Software & Services - 5.7%
Akamai Technologies, Inc. (a)	117,800	3,384
eBay, Inc. (a)	168,802	6,587
Google, Inc. Class A (sub. vtg.) (a)	78,258	44,393
Omniture, Inc. (a)	44,900	1,361
VeriSign, Inc. (a)	239,300	8,074
		63,799
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	117,900	9,405
ExlService Holdings, Inc.	60,511	1,286
Infosys Technologies Ltd.	155,146	7,404
Infosys Technologies Ltd. sponsored ADR	62,700	3,034
Mastercard, Inc. Class A	38,300	5,667
Paychex, Inc. (d)	28,600	1,173
The Western Union Co.	1,001,300	20,997
		48,966
Semiconductors & Semiconductor Equipment - 6.4%
Applied Materials, Inc.	1,227,000	25,399
Broadcom Corp. Class A (a)	1,005,500	36,640
MediaTek, Inc.	204,000	3,676
Microchip Technology, Inc.	163,500	5,938
		71,653
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 6.1%
Activision, Inc. (a)	506,500	$ 10,935
Cadence Design Systems, Inc. (a)	97,000	2,152
Electronic Arts, Inc. (a)	85,173	4,769
Nintendo Co. Ltd.	63,400	32,892
Red Hat, Inc. (a)	200,100	3,976
Salesforce.com, Inc. (a)	23,000	1,180
THQ, Inc. (a)	206,108	5,149
Ubisoft Entertainment SA (a)	112,459	7,682
		68,735
TOTAL INFORMATION TECHNOLOGY		464,851
MATERIALS - 2.1%
Chemicals - 1.5%
Monsanto Co.	156,900	13,453
The Mosaic Co. (a)	22,400	1,199
Zoltek Companies, Inc. (a)(d)	57,000	2,487
		17,139
Metals & Mining - 0.6%
ArcelorMittal SA (NY Shares) Class A	79,200	6,206
TOTAL MATERIALS		23,345
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	74,220	3,140
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series L sponsored ADR	79,800	5,107
TOTAL TELECOMMUNICATION SERVICES		8,247
UTILITIES - 0.6%
Independent Power Producers & Energy Traders - 0.6%
Dynegy, Inc. Class A (a)	689,100	6,367
TOTAL COMMON STOCKS (Cost $912,855)		1,041,275
Money Market Funds - 5.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.12% (b)	53,538,028	$ 53,538
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	4,510,250	4,510
TOTAL MONEY MARKET FUNDS (Cost $58,048)		58,048
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $970,903)		1,099,323
NET OTHER ASSETS - 1.8%		19,874
NET ASSETS - 100%		$ 1,119,197
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 512
Fidelity Securities Lending Cash Central Fund	26
Total	$ 538
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $972,082,000. Net unrealized appreciation aggregated $127,241,000, of which $136,458,000 related to appreciated investment securities and $9,217,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income II
Portfolio

September 30, 2007

1.808770.103

GII-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.3%
Automobiles - 0.4%
General Motors Corp. (d)	25,200	$ 924,840
Hotels, Restaurants & Leisure - 0.5%
Jamba, Inc. (a)(d)	55,100	387,353
Starbucks Corp. (a)	24,950	653,690
		1,041,043
Household Durables - 0.9%
D.R. Horton, Inc.	29,400	376,614
Koninklijke Philips Electronics NV (NY Shares)	7,700	346,038
Toll Brothers, Inc. (a)	30,500	609,695
Whirlpool Corp.	6,900	614,790
		1,947,137
Media - 1.3%
E.W. Scripps Co. Class A	7,000	294,000
News Corp. Class B	56,900	1,330,891
Time Warner, Inc.	65,200	1,197,072
		2,821,963
Multiline Retail - 1.7%
JCPenney Co., Inc.	10,100	640,037
Nordstrom, Inc. (d)	10,300	482,967
Sears Holdings Corp. (a)(d)	5,300	674,160
Target Corp.	32,700	2,078,739
		3,875,903
Specialty Retail - 1.5%
Best Buy Co., Inc.	9,200	423,384
Lowe's Companies, Inc.	44,400	1,244,088
PETsMART, Inc.	14,878	474,608
Staples, Inc.	25,443	546,770
Tiffany & Co., Inc.	12,400	649,140
		3,337,990
TOTAL CONSUMER DISCRETIONARY		13,948,876
CONSUMER STAPLES - 6.4%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	7,200	717,624
PepsiCo, Inc.	8,900	652,014
		1,369,638
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	38,600	$ 1,529,718
Wal-Mart Stores, Inc.	11,584	505,642
		2,035,360
Food Products - 1.3%
Kraft Foods, Inc. Class A	28,700	990,437
Nestle SA sponsored ADR	16,500	1,846,350
		2,836,787
Household Products - 2.6%
Colgate-Palmolive Co.	13,300	948,556
Procter & Gamble Co.	69,700	4,902,698
		5,851,254
Tobacco - 1.0%
Altria Group, Inc.	30,230	2,101,892
TOTAL CONSUMER STAPLES		14,194,931
ENERGY - 11.3%
Energy Equipment & Services - 5.1%
Baker Hughes, Inc.	12,630	1,141,373
Cameron International Corp. (a)	33,300	3,073,257
Diamond Offshore Drilling, Inc.	2,600	294,554
Halliburton Co.	4,300	165,120
Nabors Industries Ltd. (a)	12,700	390,779
Schlumberger Ltd. (NY Shares)	36,915	3,876,075
Smith International, Inc.	32,524	2,322,214
		11,263,372
Oil, Gas & Consumable Fuels - 6.2%
Chesapeake Energy Corp.	17,800	627,628
Devon Energy Corp.	9,700	807,040
EOG Resources, Inc.	8,400	607,572
Exxon Mobil Corp.	83,336	7,713,580
Peabody Energy Corp.	17,300	828,151
Petroplus Holdings AG	4,109	362,491
Plains Exploration & Production Co. (a)	20,100	888,822
Ultra Petroleum Corp. (a)	8,400	521,136
Valero Energy Corp.	17,700	1,189,086
		13,545,506
TOTAL ENERGY		24,808,878
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.2%
Capital Markets - 5.4%
Ameriprise Financial, Inc.	14,700	$ 927,717
Bank New York Mellon Corp.	28,254	1,247,132
Charles Schwab Corp.	56,920	1,229,472
Franklin Resources, Inc.	5,200	663,000
Goldman Sachs Group, Inc.	10,000	2,167,400
Janus Capital Group, Inc.	19,200	542,976
Lehman Brothers Holdings, Inc.	9,000	555,570
State Street Corp. (d)	52,428	3,573,492
T. Rowe Price Group, Inc.	18,100	1,007,989
		11,914,748
Commercial Banks - 0.9%
Commerce Bancorp, Inc.	14,900	577,822
PNC Financial Services Group, Inc.	4,300	292,830
Standard Chartered PLC (United Kingdom)	20,508	671,432
U.S. Bancorp, Delaware	4,300	139,879
Wells Fargo & Co.	11,300	402,506
		2,084,469
Consumer Finance - 0.8%
American Express Co.	20,000	1,187,400
Capital One Financial Corp.	7,200	478,296
		1,665,696
Diversified Financial Services - 3.3%
Bank of America Corp.	51,880	2,608,008
Citigroup, Inc.	83,200	3,882,944
Deutsche Boerse AG	2,415	328,882
Moody's Corp.	10,100	509,040
		7,328,874
Insurance - 8.8%
ACE Ltd.	26,900	1,629,333
AFLAC, Inc.	16,500	941,160
American International Group, Inc.	110,130	7,450,295
Berkshire Hathaway, Inc. Class A (a)	17	2,014,670
Everest Re Group Ltd.	7,900	870,896
Fidelity National Financial, Inc. Class A	27,600	482,448
Hartford Financial Services Group, Inc.	20,000	1,851,000
Lincoln National Corp.	9,299	613,455
National Financial Partners Corp.	13,000	688,740
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	19,900	$ 1,941,842
W.R. Berkley Corp.	30,654	908,278
		19,392,117
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	57,800	920,754
Real Estate Management & Development - 0.1%
Move, Inc. (a)	46,000	126,960
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	77,800	1,196,564
TOTAL FINANCIALS		44,630,182
HEALTH CARE - 11.7%
Biotechnology - 2.1%
Amgen, Inc. (a)	12,290	695,245
Biogen Idec, Inc. (a)	10,400	689,832
Celgene Corp. (a)	5,500	392,205
Cephalon, Inc. (a)	7,500	547,950
Genentech, Inc. (a)	11,000	858,220
Gilead Sciences, Inc. (a)	21,820	891,783
PDL BioPharma, Inc. (a)(d)	29,900	646,139
		4,721,374
Health Care Equipment & Supplies - 3.8%
Alcon, Inc.	4,100	590,072
Baxter International, Inc.	12,700	714,756
Becton, Dickinson & Co.	14,700	1,206,135
C.R. Bard, Inc.	10,400	917,176
Cooper Companies, Inc.	9,100	477,022
Covidien Ltd. (a)	18,350	761,525
DJO, Inc. (a)	20,100	986,910
Medtronic, Inc.	29,800	1,681,018
Mindray Medical International Ltd. sponsored ADR (d)	8,400	360,780
St. Jude Medical, Inc. (a)	14,430	635,930
		8,331,324
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc.	8,000	318,480
Health Net, Inc. (a)	6,900	372,945
Henry Schein, Inc. (a)	22,763	1,384,901
I-trax, Inc. (a)	29,900	113,620
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	9,200	$ 831,588
UnitedHealth Group, Inc.	8,900	431,027
		3,452,561
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	12,500	317,125
Millipore Corp. (a)	9,200	697,360
		1,014,485
Pharmaceuticals - 3.8%
Allergan, Inc.	12,400	799,428
Johnson & Johnson	24,400	1,603,080
Merck & Co., Inc.	53,800	2,780,922
Pfizer, Inc.	21,800	532,574
Roche Holding AG (participation certificate)	4,933	890,900
Schering-Plough Corp.	33,800	1,069,094
Wyeth	14,500	645,975
		8,321,973
TOTAL HEALTH CARE		25,841,717
INDUSTRIALS - 12.6%
Aerospace & Defense - 3.5%
General Dynamics Corp.	25,400	2,145,538
Hexcel Corp. (a)	18,500	420,135
Honeywell International, Inc.	14,400	856,368
Lockheed Martin Corp.	7,500	813,675
United Technologies Corp.	43,700	3,516,976
		7,752,692
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	9,300	504,897
FedEx Corp.	1,600	167,600
Panalpina Welttransport Holding AG	1,490	248,301
United Parcel Service, Inc. Class B	4,600	345,460
		1,266,258
Airlines - 0.3%
AMR Corp. (a)	8,600	191,694
UAL Corp. (a)	9,800	455,994
		647,688
Electrical Equipment - 1.1%
Alstom SA	2,500	508,262
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Evergreen Solar, Inc. (a)(d)	41,800	$ 373,274
Gamesa Corporacion Tecnologica, SA	7,900	322,754
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	13,900	554,610
Vestas Wind Systems AS (a)	9,200	726,814
		2,485,714
Industrial Conglomerates - 5.5%
3M Co.	15,700	1,469,206
General Electric Co.	190,300	7,878,417
McDermott International, Inc. (a)	40,700	2,201,056
Siemens AG sponsored ADR	4,600	631,350
		12,180,029
Machinery - 0.9%
Danaher Corp.	12,900	1,066,959
Eaton Corp.	9,600	950,784
		2,017,743
Road & Rail - 0.7%
Landstar System, Inc.	13,400	562,398
Union Pacific Corp.	8,100	915,786
		1,478,184
TOTAL INDUSTRIALS		27,828,308
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 4.7%
Cisco Systems, Inc. (a)	160,600	5,317,466
Comverse Technology, Inc. (a)	31,500	623,700
Corning, Inc.	36,000	887,400
Harris Corp.	16,200	936,198
Juniper Networks, Inc. (a)	25,600	937,216
Motorola, Inc.	13,300	246,449
QUALCOMM, Inc.	15,600	659,256
Research In Motion Ltd. (a)	7,200	709,560
		10,317,245
Computers & Peripherals - 2.7%
Apple, Inc. (a)	12,800	1,965,312
EMC Corp. (a)	21,800	453,440
Hewlett-Packard Co.	51,400	2,559,206
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	7,875	$ 433,913
Sun Microsystems, Inc. (a)	79,900	448,239
		5,860,110
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	17,194	634,115
Internet Software & Services - 2.7%
CMGI, Inc. (a)	117,900	160,344
eBay, Inc. (a)	38,646	1,507,967
Google, Inc. Class A (sub. vtg.) (a)	6,750	3,829,073
Yahoo!, Inc. (a)	14,000	375,760
		5,873,144
IT Services - 0.6%
Patni Computer Systems Ltd. sponsored ADR	4,600	107,410
Paychex, Inc.	18,900	774,900
The Western Union Co.	22,600	473,922
		1,356,232
Office Electronics - 0.1%
Canon, Inc.	6,200	336,598
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)	50,000	660,000
Applied Materials, Inc.	67,318	1,393,483
ARM Holdings PLC sponsored ADR	42,500	399,925
Broadcom Corp. Class A (a)	27,300	994,812
Fairchild Semiconductor International, Inc. (a)	28,400	530,512
FormFactor, Inc. (a)	13,900	616,743
Infineon Technologies AG sponsored ADR (a)	47,900	822,922
Intel Corp.	78,400	2,027,424
Intersil Corp. Class A	6,488	216,894
Lam Research Corp. (a)	3,800	202,388
Marvell Technology Group Ltd. (a)	17,800	291,386
Maxim Integrated Products, Inc.	27,100	795,385
Microchip Technology, Inc.	8,100	294,192
Micron Technology, Inc. (a)(d)	29,900	331,890
National Semiconductor Corp.	19,400	526,128
Samsung Electronics Co. Ltd.	270	169,644
		10,273,728
Software - 4.4%
Adobe Systems, Inc. (a)	28,600	1,248,676
Cadence Design Systems, Inc. (a)	8,600	190,834
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Cognos, Inc. (a)	15,500	$ 643,715
Electronic Arts, Inc. (a)	11,400	638,286
Microsoft Corp.	178,300	5,252,718
Nintendo Co. Ltd.	700	363,160
Oracle Corp. (a)	54,600	1,182,090
Quest Software, Inc. (a)	16,300	279,708
		9,799,187
TOTAL INFORMATION TECHNOLOGY		44,450,359
MATERIALS - 2.5%
Chemicals - 1.6%
Albemarle Corp.	3,100	137,020
Monsanto Co.	19,100	1,637,634
Praxair, Inc.	20,600	1,725,456
		3,500,110
Metals & Mining - 0.9%
Alcoa, Inc.	19,100	747,192
Barrick Gold Corp.	14,400	578,462
Titanium Metals Corp. (a)	18,130	608,443
		1,934,097
TOTAL MATERIALS		5,434,207
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	94,600	4,002,526
Level 3 Communications, Inc. (a)(d)	141,900	659,835
Qwest Communications International, Inc. (a)	32,200	294,952
Verizon Communications, Inc.	52,200	2,311,416
		7,268,729
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	31,600	1,375,864
Sprint Nextel Corp.	23,000	437,000
		1,812,864
TOTAL TELECOMMUNICATION SERVICES		9,081,593
Common Stocks - continued
	Shares	Value
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	23,800	$ 1,793,568
TOTAL COMMON STOCKS (Cost $173,540,247)		212,012,619
Money Market Funds - 6.5%

Fidelity Cash Central Fund, 5.12% (b)	7,442,334	7,442,334
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	6,835,108	6,835,108
TOTAL MONEY MARKET FUNDS (Cost $14,277,442)		14,277,442
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $187,817,689)		226,290,061
NET OTHER ASSETS - (2.6)%		(5,663,110)
NET ASSETS - 100%		$ 220,626,951
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 98,172
Fidelity Securities Lending Cash Central Fund	5,674
Total	$ 103,846
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $188,296,389. Net unrealized appreciation aggregated $37,993,672, of which $41,637,583 related to appreciated investment securities and $3,643,911 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007